SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Nov. 30, 2021	Aug. 31, 2021	Aug. 31, 2020
Net book value	$ 0	$ 598	$ 2,012
Accumulated depreciation	0	(4,558)	(3,144)
Computer Equipment [Member]
Property and equipment	0	1,569	1,569
Other [Member]
Property and equipment	$ 0	$ 3,587	$ 3,587